Schedule of movement of convertible notes (Details) - USD ($)		12 Months Ended
	May 10, 2024	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Repayments	$ (138,202.66)
Conversion		$ (1,713,587)	$ (2,963,218)
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
December 31, 2023 balance		2,413,125
Issuance of the convertible notes		1,500,000
Acquired from Fortress Cove Acquisition		29,073
Repayments		(300,000)
Conversion		(3,613,125)
December 31, 2024 balance		29,703	2,413,125
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
December 31, 2023 balance
Issuance of the convertible notes		935,377
Acquired from Fortress Cove Acquisition
Repayments
Conversion		(889,000)
December 31, 2024 balance		$ 46,377